Investments in Associates and Joint Ventures - Summary of Identifiable Assets and Liabilities at Date of Acquisition (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 08, 2018	May 30, 2016
Disclosure of detailed information about business combination [line items]
TOTAL ASSETS	₱ 624,162	₱ 626,328	₱ 575,846
TOTAL LIABILITIES	510,201	498,863	₱ 456,181
TOTAL EQUITY AND LIABILITIES	₱ 624,162	₱ 626,328
Total consideration transferred, acquisition-date fair value					₱ 52,800
Multisys [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				₱ 55
Trade and other receivables - net				261
Work in progress				77
Other current assets				247
Technologies				449
Customer contracts and relationships				220
Property and equipment - net				100
Right-of-use assets - net				57
Deferred tax assets - net				217
TOTAL ASSETS				1,684
Trade and other payables				242
Lease liability				46
Deferred tax liability				96
Retirement benefit obligation				7
TOTAL LIABILITIES				391
TOTAL EQUITY AND LIABILITIES				1,293
Goodwill from the acquisition (Note 15)				1,565
Total identifiable assets acquired				2,858
Non-controlling interest				633
Cash paid				248
Fair value of previous interest				1,977
Total consideration transferred, acquisition-date fair value				₱ 2,225